Supplement to the

Fund
Class A
		Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Large Cap Growth Fund	FLNAX	FLNTX	FLNBX	FLNEX	FLNOX
Fidelity Advisor Mid Cap Growth Fund	FGCAX	FGCTX	FGCBX	FGCCX	FGCOX
Fidelity Advisor Mid Cap Value Fund	FMPAX	FMPTX	FMPBX	FMPEX	FMPOX
Fidelity Advisor Stock Selector Large Cap Value Fund (formerly Fidelity Advisor Large Cap Value Fund)	FLUAX	FLUTX	FLUBX	FLUEX	FLUIX

Fidelity Advisor Large Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Large Cap Growth Fund; Fidelity Advisor Mid Cap Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Mid Cap Growth Fund; Fidelity Advisor Mid Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Mid Cap Value Fund; and Fidelity Advisor Stock Selector Large Cap Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Stock Selector Large Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2012

Edward Yoon has replaced Patrick Venanzi as co-manager of Fidelity® Mid Cap Growth Fund. All references to Mr. Venanzi are no longer applicable.

Monty Kori, Rayna Lesser, Shadman Riaz, Gordon Scott, Douglas Simmons, Pierre Sorel, Patrick Venanzi, and Samuel Wald have replaced Steven Calhoun as co-managers of Fidelity Mid Cap Growth Fund. All references to Mr. Calhoun are no longer applicable.

The following information supplements similar information found in the "Management Contracts" section beginning on page 42.

Rayna Lesser is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for her services. Shadman Riaz is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for his services. Douglas Simmons is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for his services. Pierre Sorel is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for his services. Patrick Venanzi is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for his services. As of April 30, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Mid Cap Growth Fund is based on the fund's pre-tax investment performance measured against the Russell Midcap® Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Mid-Cap Growth Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

ACOM1B-12-03  December 6, 2012
1.848945.112
Co-Manager	Benchmark Index(es)
Rayna Lesser	Russell Midcap® Growth Information Technology Index; Russell Midcap Growth Telecommunications Index
Shadman Riaz	Russell Midcap Growth Energy Index
Douglas Simmons	Russell Midcap Growth Utilities Index
Pierre Sorel	Russell Midcap Growth Financials ex Real Estate Index
Patrick Venanzi	Russell Midcap Growth Health Care Index

Samuel Wald is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for his services. As of April 30, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR real estate funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Mid Cap Growth Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Mid-Cap Growth Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Russell Midcap Growth Real Estate Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Lesser as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	6	none	none
Assets Managed (in millions)	$ 1,215	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,215	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Ms. Lesser ($55 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Ms. Lesser was none.

The following table provides information relating to other accounts managed by Mr. Riaz as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	8	none	none
Assets Managed (in millions)	$ 1,826	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,826	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Riaz ($25 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Riaz was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	7	none	none
Assets Managed (in millions)	$ 4,971	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,877	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Simmons ($1 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Simmons was none.

The following table provides information relating to other accounts managed by Mr. Sorel as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 6,349	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,983	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Sorel ($10 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Mr. Venanzi as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	6	none	none
Assets Managed (in millions)	$ 2,595	none	$ 7
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,595	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Venanzi ($37 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Venanzi was none.

The following table provides information relating to other accounts managed by Mr. Wald as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 2,232	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 184	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Wald ($9 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Wald was none.

Monty Kori and Gordon Scott are research analysts and co-managers of Fidelity Mid Cap Growth Fund, and each receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of April 30, 2012, each portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Mid Cap Growth Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Mid-Cap Growth Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Benchmark Index(es)
Monty Kori	Russell Midcap Growth Industrials Index; Russell Midcap Growth Materials Index
Gordon Scott	Russell Midcap Growth Consumer Discretionary Index; Russell Midcap Growth Consumer Staples Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay and bonus opportunity tend to increase with a portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Kori as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 517	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 517	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Kori ($65 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Kori was none.

The following table provides information relating to other accounts managed by Mr. Scott as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 419	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 419	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Scott ($74 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Scott was none.

Edward Yoon is a research analyst and co-manager of Fidelity Mid Cap Growth Fund, and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of October 31, 2012, the portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Mid Cap Growth Fund is based on the fund's pre-tax investment performance measured against the Russell Midcap Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Mid-Cap Growth Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Russell Midcap Growth Health Care Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Yoon as of October 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 6,044	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 547	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Yoon ($29 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Yoon was none.

Supplement to the

Fidelity® Large Cap Growth Fund (FSLGX),
Fidelity Stock Selector Large Cap Value Fund (formerly Fidelity Large Cap Value Fund) (FSLVX),
Fidelity Mid Cap Growth Fund (FSMGX),
and Fidelity Mid Cap Value Fund (FSMVX)

Fidelity Large Cap Growth Fund is a Class of shares of Fidelity Large Cap Growth Fund; Fidelity Stock Selector Large Cap Value is a Class of shares of Fidelity Stock Selector Large Cap Value Fund; Fidelity Mid Cap Growth Fund is a Class of shares of Fidelity Mid Cap Growth Fund; and Fidelity Mid Cap Value Fund is a Class of shares of Fidelity Mid Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2012

Edward Yoon replaced Patrick Venanzi as co-manager of Fidelity Mid Cap Growth Fund. All references to Mr. Venanzi are no longer applicable.

The following information replaces similar information for Steven Calhoun found in the "Management Contracts" section beginning on page 42.

Rayna Lesser is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for her services. Shadman Riaz is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for his services. Douglas Simmons is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for his services. Pierre Sorel is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for his services. Patrick Venanzi is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for his services. As of April 30, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of each portfolio manager's bonus are based on the pre-tax investment performance of the portfolio manager 's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to his or her tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his or her tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his or her tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. A smaller, subjective component of each portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Mid Cap Growth Fund is based on the fund's pre-tax investment performance measured against the Russell Midcap® Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar® Mid-Cap Growth Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Benchmark Index(es)
Rayna Lesser	Russell Midcap Growth Information Technology Index; Russell Midcap Growth Telecommunications Index
Shadman Riaz	Russell Midcap Growth Energy Index
Douglas Simmons	Russell Midcap Growth Utilities Index
Pierre Sorel	Russell Midcap Growth Financials ex Real Estate Index
Patrick Venanzi	Russell Midcap Growth Health Care Index
LMCB-12-03  December 6, 2012
1.774031.119

Samuel Wald is co-manager of Fidelity Mid Cap Growth Fund and receives compensation for his services. As of April 30, 2012, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group assigned to each fund or account, and (ii) the investment performance of other FMR real estate funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and a peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Mid Cap Growth Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Mid-Cap Growth Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Russell Midcap Growth Real Estate Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

The following table provides information relating to other accounts managed by Ms. Lesser as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	6	none	none
Assets Managed (in millions)	$ 1,215	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,215	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Ms. Lesser ($55 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Ms. Lesser was none.

The following table provides information relating to other accounts managed by Mr. Riaz as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	8	none	none
Assets Managed (in millions)	$ 1,826	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,826	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Riaz ($25 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Riaz was none.

The following table provides information relating to other accounts managed by Mr. Simmons as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	15	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	7	none	none
Assets Managed (in millions)	$ 4,971	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,877	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Simmons ($1 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Simmons was none.

The following table provides information relating to other accounts managed by Mr. Sorel as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	7	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 6,349	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 1,983	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Sorel ($10 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Sorel was none.

The following table provides information relating to other accounts managed by Mr. Venanzi as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	6	none	none
Assets Managed (in millions)	$ 2,595	none	$ 7
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 2,595	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Venanzi ($37 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Venanzi was none.

The following table provides information relating to other accounts managed by Mr. Wald as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	8	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 2,232	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 184	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Wald ($9 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Wald was none.

Monty Kori and Gordon Scott are research analysts and co-managers of Fidelity Mid Cap Growth Fund, and each receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of April 30, 2012, each portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of each portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

Each portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of each portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of each portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group. The portion of each portfolio manager's bonus that is linked to the investment performance of Fidelity Mid Cap Growth Fund is based on the pre-tax investment performance of the fund measured against the Russell Midcap Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Mid-Cap Growth Category. Another component of each portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the benchmark index identified in the table below. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

Co-Manager	Benchmark Index(es)
Monty Kori	Russell Midcap Growth Industrials Index; Russell Midcap Growth Materials Index
Gordon Scott	Russell Midcap Growth Consumer Discretionary Index; Russell Midcap Growth Consumer Staples Index

A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay and bonus opportunity tend to increase with a portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that a portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Kori as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 517	none	$ 1
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 517	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Kori ($65 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Kori was none.

The following table provides information relating to other accounts managed by Mr. Scott as of April 30, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	3	none	none
Assets Managed (in millions)	$ 419	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 419	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Scott ($74 (in millions) assets managed with performance-based advisory fees).

As of April 30, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Scott was none.

Edward Yoon is a research analyst and co-manager of Fidelity Mid Cap Growth Fund, and receives compensation for his services as a research analyst and as a portfolio manager under a single compensation plan. As of October 31, 2012, the portfolio manager's compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined primarily by level of experience and skills, and performance as a research analyst and fund manager at FMR or its affiliates. A portion of the portfolio manager's bonus relates to his performance as a research analyst and is based on the Director of Research's assessment of the research analyst's performance and may include factors such as portfolio manager survey-based assessments, which relate to analytical work and investment results within the relevant market(s) and impact on other equity funds and accounts as a research analyst, and the research analyst's contributions to the research groups and to FMR. Another component of the bonus is based upon (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index (which may be a customized industry benchmark index developed by FMR) and within a defined peer group, if applicable, assigned to each fund or account, (ii) the pre-tax investment performance of the research analyst's recommendations measured against a benchmark index corresponding to the research analyst's assignment universe and against a broadly diversified equity index, and (iii) the investment performance of other FMR equity funds and accounts within the research analyst's designated team. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s). The component of the bonus relating to the Director of Research's assessment is calculated over a one-year period, and each other component of the bonus is calculated over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and rolling periods of up to three years for the comparison to a peer group, if applicable. The portion of the portfolio manager's bonus that is linked to the investment performance of Fidelity Mid Cap Growth Fund is based on the fund's pre-tax investment performance measured against the Russell Midcap Growth Index, and the fund's pre-tax investment performance (based on the performance of the fund's retail class) within the Morningstar Mid-Cap Growth Category. Another component of the portfolio manager's bonus is based on the pre-tax investment performance of the portion of the fund's assets he manages measured against the Russell Midcap Growth Health Care Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay and bonus opportunity tend to increase with the portfolio manager's level of experience and skills relative to research and fund assignments. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics. Furthermore, the potential exists that the portfolio manager's responsibilities as a portfolio manager of the fund may not be entirely consistent with his responsibilities as a research analyst providing recommendations to other Fidelity portfolio managers.

The following table provides information relating to other accounts managed by Mr. Yoon as of October 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	none	none
Number of Accounts Managed with Performance-Based Advisory Fees	4	none	none
Assets Managed (in millions)	$ 6,044	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	$ 547	none	none

* Includes assets of Fidelity Mid Cap Growth Fund managed by Mr. Yoon ($29 (in millions) assets managed with performance-based advisory fees).

As of October 31, 2012, the dollar range of shares of Fidelity Mid Cap Growth Fund beneficially owned by Mr. Yoon was none.